AAAMCO ULTRASHORT FINANCING FUND
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)
	Percentage of Net Assets	Principal Amount/ Shares	Value
INVESTMENT COMPANIES	4.6%
Northern Institutional Treasury Portfolio, Premier Class, 0.12%*		20,580,896	$20,580,896
TOTAL INVESTMENT COMPANIES (Cost $20,580,896)			20,580,896
REPURCHASE AGREEMENTS	95.4%
Amherst Pierpont Securities, LLC, 0.50%, Tri-Party Agreement dated 03/31/22 to be repurchased at $40,003,889 on 04/07/22. (Collateralized by U.S. Government Mortgage-Backed Securities, VRN, with a value of $41,002,524, due at 09/01/25 - 04/25/52)		40,000,000	40,000,000
BCM High Income Fund, L.P., 0.90%, Open repurchase agreement which the Fund can initiate closure at any time. (Collateralized by SBA Loans, with a value of $37,930,553, due 03/15/31 - 12/15/46 and cash equivalents of $4,822,180)		38,592,025	38,592,025
BMO Capital Markets, 0.95%, Open repurchase agreement which the Fund can initiate closure at any time. (Collateralized by SBA Loans, with a value of $29,973,564, due at 11/15/31 - 05/15/47 and cash equivalents of $3,023,630)		30,222,803	30,222,803
Brean Capital, 0.75%, Agreement dated 03/29/22 to be repurchased at $57,723,417 on 04/05/22. (Collateralized by U.S. Government Mortgage-Backed Securities, VRN, with a value of $61,106,244, due at 02/01/42 - 12/20/71)		57,715,000	57,715,000
Brean Capital, 0.75%, Agreement dated 03/31/22 to be repurchased at $25,671,674 on 04/05/22. (Collateralized by U.S. Government Mortgage-Backed Securities, VRN, with a value of $27,135,264, due at 04/01/52 - 02/20/72)		25,669,000	25,669,000
Capstead Mortgage, 0.43%, Agreement dated 03/29/22 to be repurchased at $17,585,470 on 04/05/22. (Collateralized by U.S. Government Mortgage-Backed Securities, VRN, with a value of $18,346,370, due 03/25/27 - 11/25/58)		17,584,000	17,584,000
JVB Financial, 1.20%, Agreement dated 03/18/22 to be repurchased at $5,456,553 on 04/19/22. (Collateralized by TMC Master Trust Series 2016-M3 Certificates 2.99% - 5.25%, with a value of $5,721,185, due at 01/01/52 - 04/01/52)(1),(2)		5,450,739	5,450,739
NMSI Inc., 1.04%, Agreement dated 03/04/22 to be repurchased at $59,320,482 on 04/04/22. (Collateralized by NMSI Master Trust Series 2018-N2 Certificates, 2.125% - 5.25%, with a value of $60,429,067, due at 09/01/36 - 03/01/52)(2)		59,301,637	59,301,637
Orchid Island, 0.39%, Agreement dated 03/30/22 to be repurchased at $87,251,616 on 04/06/22. (Collateralized by U.S. Government Mortgage-Backed Securities, VRN, with a value of $91,780,037, due at 01/01/36 - 06/01/51)		87,245,000	87,245,000
Solomon Hess Opportunity Fund, 0.80%, Open repurchase agreement which the Fund can initiate closure at any time. (Collateralized by SBA Loans, with a value of $29,092,701, due 07/15/28 - 09/15/45 and investment line of $3,409,723 and cash equivalents of $152,050)		29,013,604	29,013,604
Stifel Nicolaus & Co., 0.35%, Agreement dated 03/30/22 to be repurchased at $30,002,042 on 04/06/22. (Collateralized by a U.S. Government Agency & Mortgage-Backed Security, VRN, with a value of $31,579,852, due at 12/18/2026 - 04/01/52)		30,000,000	30,000,000
TOTAL REPURCHASE AGREEMENTS (Cost $420,793,808)			420,793,808
TOTAL INVESTMENTS (Cost $ 441,374,704)	100.0%		$441,374,704
NET OTHER ASSETS (LIABILITIES)	(0.0)%		(137,747)
Net Assets	100.0%		$441,236,957

0

AAAMCO ULTRASHORT FINANCING FUND
SCHEDULE OF INVESTMENTS (concluded)
March 31, 2022 (Unaudited)
*	The rate presented is the 7-day effective yield in effect at March 31, 2022.
(1)	Illiquid security, maturity date is greater than 7 days. As of March 31, 2022, the value of this illiquid security amounted to approximately 1.2% of net assets.
(2)	The rates and maturity dates disclosed represent those of the underlying mortgage loans which are used to securitize the Trust Certificate referenced within.

LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)
	Percentage of Net Assets	Shares	Value
COMMON STOCKS	97.6%
Banks	0.8%
Citigroup, Inc.		7,800	$416,520
Capital Goods	3.0%
Cummins, Inc.		7,550	1,548,580
Consumer Durables & Apparel	0.8%
NIKE, Inc., Class B		3,000	403,680
Consumer Services	0.5%
McDonald's Corp.		1,000	247,280
Diversified Financials	3.7%
BlackRock, Inc.		500	382,085
CME Group, Inc.		1,000	237,860
Goldman Sachs Group (The), Inc.		3,000	990,300
Morgan Stanley		3,500	305,900
			1,916,145
Energy	4.4%
ConocoPhillips		10,000	1,000,000
EOG Resources, Inc.		10,800	1,287,684
			2,287,684
Food & Staples Retailing	4.3%
Costco Wholesale Corp.		3,900	2,245,815
Health Care Equipment & Services	8.2%
HCA Healthcare, Inc.		5,800	1,453,596
Humana, Inc.		1,500	652,755
UnitedHealth Group, Inc.		4,242	2,163,293
			4,269,644
Household & Personal Products	2.6%
Procter & Gamble		8,900	1,359,920
Insurance	7.1%
Aflac, Inc.		30,150	1,941,358
Progressive (The) Corp.		15,700	1,789,643
			3,731,001
Materials	3.1%
Air Products & Chemicals, Inc.		650	162,442
Freeport-McMoRan, Inc.		10,000	497,400
LyondellBasell Industries N.V., Class A		6,753	694,343
Newmont Corp.		3,500	278,075
			1,632,260
Media	3.6%
Comcast Corp., Class A		35,900	1,680,838
Fox Corp., Class A		5,000	197,250
			1,878,088
Pharmaceuticals & Biotechnology	5.9%
AbbVie, Inc.		14,500	2,350,595
Bristol-Myers Squibb Co.		9,700	708,391
			3,058,986
Real Estate	2.5%
American Tower Corp.		2,000	502,440

LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (continued)
March 31, 2022 (Unaudited)
	Percentage of Net Assets	Shares	Value
Simon Property Group, Inc.		6,137	$807,384
			1,309,824
Retailing	9.3%
Best Buy Co., Inc.		9,000	818,100
Home Depot (The), Inc.		5,626	1,684,031
Lowe's Cos., Inc.		4,300	869,417
Target Corp.		6,950	1,474,929
			4,846,477
Semiconductors & Semiconductor	10.5%
Broadcom, Inc.		3,750	2,361,300
Intel Corp.		10,000	495,600
KLA Corp.		3,000	1,098,180
NVIDIA Corp.		5,400	1,473,444
Texas Instruments, Inc.		400	73,392
			5,501,916
Software & Services	16.5%
Accenture PLC, Class A		6,200	2,090,826
Alphabet, Inc., Class A(a)		770	2,141,639
Intuit, Inc.		1,800	865,512
Mastercard, Inc., Class A		4,200	1,500,996
Microsoft Corp.		6,550	2,019,431
			8,618,404
Technology Hardware & Equipment	4.1%
Apple, Inc.		12,400	2,165,164
Telecommunication Services	0.7%
Verizon Communications, Inc.		7,000	356,580
Transportation	4.5%
CSX Corp.		48,000	1,797,600
FedEx Corp.		2,400	555,336
			2,352,936
Utilities	1.5%
NextEra Energy, Inc.		9,200	779,332
TOTAL COMMON STOCKS (Cost $29,189,311)			50,926,236

LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (concluded)
March 31, 2022 (Unaudited)
	Percentage of Net Assets	Shares	Value
INVESTMENT COMPANIES	2.6%
Northern Institutional Treasury Portfolio, Premier Class, 0.12%*		1,337,556	$1,337,556
TOTAL INVESTMENT COMPANIES (Cost $1,337,556)			1,337,556
TOTAL INVESTMENTS (Cost $ 30,526,867)	100.2%		$52,263,792
NET OTHER ASSETS (LIABILITIES)	(0.2)%		(91,906)
Net Assets	100.0%		$52,171,886

*	The rate presented is the 7-day effective yield in effect at March 31, 2022.
(a)	Non-income producing security.